Organization and Nature of Operations, Basis of Presentation, and Summary of Significant Accounting Policies (Details)	12 Months Ended
Jan. 31, 2022
Computer and other equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer and other equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of life of lease or life of asset
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years